Net Loss Per Share - Additional Information (Details) - shares			9 Months Ended		12 Months Ended
	Jan. 31, 2021	Feb. 29, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, outstanding							0	0
Rigetti Holdings [Member]
Antidilutive securities excluded from the computation of earnings per share			101,899,227	96,717,389	89,638,584	17,923,260
Series C One Preferred Stock [Member] | Rigetti Holdings [Member]
Preferred stock, outstanding	29,502,847				29,502,847
Antidilutive securities excluded from the computation of earnings per share	29,502,847
Common Class B [Member] | Rigetti Holdings [Member]
Debt Conversion, Converted Instrument, Shares Issued		8,910,926
Stock Issued During Period, Shares, Conversion of Units	0